Shareholder Report, Average Annual Return (Details)	2 Months Ended	12 Months Ended	60 Months Ended	87 Months Ended	113 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000014630 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		1.85%	3.43%			5.74%
C000014628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		2.09%	3.69%			6.00%
C000079553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		1.94%	3.53%			5.84%
C000162546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		1.97%	3.57%			5.88%
C000014629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent		(4.14%)	2.17%			5.06%
C000014637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent		2.76%	1.32%			2.43%
C000162550 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent		6.92%	2.29%			3.04%
C000079557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent		7.03%	2.27%			2.99%
C000014636 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent		7.08%	2.43%			3.15%
C000033993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent		6.84%	2.17%			2.89%
C000202748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Average Annual Return, Percent		7.35%	2.67%	3.90%
C000202766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Average Annual Return, Percent	1.70%	14.64%	4.04%	5.93%
C000145611 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent	1.50%	13.57%	3.15%			5.80%
C000145608 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent	1.56%	13.83%	3.38%			6.05%
C000145609 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent	1.63%	13.63%	3.23%			5.88%
C000162600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent	1.54%	13.85%	3.31%			6.00%
C000145610 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	(2.48%)	8.92%	2.20%			5.27%
C000171519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	(4.22%)	(0.28%)	(0.54%)		1.37%
C000171516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Average Annual Return, Percent	(0.18%)	4.21%	0.57%		2.11%
C000171518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Premier Class Shares at NAV
Average Annual Return, Percent	(0.19%)	4.17%	0.48%		2.01%
C000171517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Average Annual Return, Percent	(0.26%)	4.24%	0.61%		2.16%
C000171520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retirement Class Shares at NAV
Average Annual Return, Percent	(0.27%)	3.89%	0.36%		1.90%
C000202768 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class W Shares at NAV
Average Annual Return, Percent	(0.24%)	4.84%	1.20%	3.13%
Without Sales Load [Member] | C000014629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		1.72%	3.39%			5.69%
Without Sales Load [Member] | C000014637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent		6.76%	2.10%			2.82%
Without Sales Load [Member] | C000145610 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	1.58%	13.41%	3.04%			5.70%
Without Sales Load [Member] | C000171519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.28%)	3.88%	0.27%		1.81%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.14%		2.01%
J P Morgan Emerging Markets Bond Index EMBI Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified
Average Annual Return, Percent	1.14%	14.30%	1.78%	3.75%		4.40%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	0.49%	8.17%	(2.15%)	0.80%	0.41%
FTSE Nareit All Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index
Average Annual Return, Percent		2.27%	4.85%			5.77%
Bloomberg U S Treasury Inflation Protected Securities TIPS 1 10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index
Average Annual Return, Percent		7.47%	2.52%	3.80%		3.32%
Bloomberg Global Aggregate ex USD Index Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex‑USD Index (Hedged)
Average Annual Return, Percent	(0.40%)	2.80%	0.79%	2.36%	2.04%